DEAN WITTER PACIFIC GROWTH FUND INC.  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                                      10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1995

DEAR SHAREHOLDER:

The last two months of 1994 completed a year of marked weakness for most markets of the Pacific Basin resulting from the steady upward trend in United States interest rates and the overheating Chinese economy dominating investor sentiment. Hong Kong was also impacted by concerns over the local real estate market. These difficulties were compounded by the crisis which resulted from the ill-executed currency devaluation in Mexico and the ensuing general reassessment of currency risk in emerging markets. A number of Asian currencies came under severe pressure in the early weeks of 1995, forcing local authorities to respond with significantly higher interest rates. By late January, 1995 the bearish sentiment in the region reached a crescendo, with valuations falling to levels similar to those during the Persian Gulf crisis of 1990/1991 and following the 1989 Tiananmen Square incident. During the second quarter, the markets began a slow, but rather volatile recovery, assisted by improved news flow regarding U.S. interest rates. However, concerns about the health of Deng Xiao Ping, China's paramount leader, and the succession uncertainties which may result from his death kept the region's markets relatively subdued.

By May, increasing indications that the U.S. interest rate environment was beginning to reverse underpinned a stronger recovery in sentiment across the region. Notable exceptions to this were the North Asian markets of Japan, South Korea and Taiwan, all of which remained weak. The Taiwanese market was particularly weak, hit mainly by increasing cross straits tension with Chinese missile tests off the coast of Taiwan. The Japanese market remained overshadowed by a strong yen and policy paralysis on the part of the government.

This situation began to reverse in July with many markets hit by a reallocation of funds out of South East Asia into Japan, as investors rebuilt Japanese weightings. The Japanese market rose sharply in yen terms through September, encouraged by a weaker yen and hopes for a rescue package for the banking sector. All of the gains were wiped out by currency moves for U.S. dollar-based investors, as the dollar

DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1995, CONTINUED

strengthened from a low of 80 yen to over 104 yen in mid-September. However, for Dean Witter Pacific Growth Fund Inc., the currency hedge out of yen into the dollar secured the majority of local currency gains. Following the sharp appreciation of the dollar, the hedge was trimmed back as short-term targets were approached. Despite this recovery, the dollar is still significantly undervalued on a purchasing power parity basis and should rally further as the U.S. is deemed to have firmly regained the interest rate initiative. Moreover, as the Japanese economic recovery gathers momentum, the trade surplus should continue to decline, providing further support for the dollar. As of the end of the fiscal year, the Fund still retains a currency hedge.

The markets of South East Asia have been particularly weak recently, with concerns over economic overheating exacerbated by a string of poor current account data. Furthermore, exceptionally bad
                                                    [GRAPHIC]
weather conditions (both floods and
droughts) have seriously damaged food
crops across the region, further
aggravating inflationary pressures.
While measures taken to counteract
these pressures, including tighter
domestic liquidity, higher interest
rates and specific credit controls
should eventually contain any
overheating, the immediate impact has
been to further depress market
sentiment.
                                                    [GRAPHIC]
PERFORMANCE AND PORTFOLIO
                                                    [GRAPHIC]
Against this backdrop, Dean Witter
Pacific Growth Fund Inc. produced a
total return of -8.65 percent, compared
to a return of 7.63 percent for the
Morgan Stanley Capital International
World Index (MSCI World Index) for the
trailing twelve months. However, unlike
the Fund which invests primarily in
securities in the markets of the
Pacific Rim, the MSCI World Index
measures the performance of the
European, Asian and American markets.
The accompanying chart illustrates the
growth of a $10,000 investment in the
Fund from inception (November 30, 1990)
through the fiscal year ended October
31, 1995 versus a similar investment in
the securities that comprise MSCI World
Index.

DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1995, CONTINUED

At the end of the fiscal year, the Fund remained overweighted in Indonesia (7.8 percent of the Fund's net assets), South Korea (7.6 percent) and Taiwan (1.9 percent) and neutral in Hong Kong (27.7 percent). Exposure to Malaysia (13.3 percent) and Thailand (9.8 percent) was relatively low. The Fund's position in Japan (13.1 percent) remained low in absolute terms, reflecting the superior growth potential of the Tiger economies. Among the Fund's key holdings on October 31, 1995, were Cheung Kong (a Hong Kong property developer), Hutchison Whampoa (a Hong Kong based conglomerate with interests in the fast growing telecommunications and port sectors), Sampoerna (an Indonesian clove cigarette company and a beneficiary of rising disposable incomes), DBS Bank (Singapore's largest bank) and Samsung Electronics (South Korea's leading integrated electronics company and a major beneficiary of the global semi-conductor boom).

LOOKING AHEAD

The past two years have been difficult for Pacific Basin investors. Calendar year 1994 saw a significant correction in markets from the highs at the beginning of that year following the very strong markets of 1993. While 1995 has so far proved volatile, it has shown no overall recovery in the region's markets, despite robust economies and corporate earnings. As a result, prospects for regional markets as a whole over the months ahead look increasingly positive, with continued good earnings growth accompanied by potential multiple expansion providing for an attractive investment environment.

Current interim results support Morgan Grenfell's, the Fund's Sub-Advisor, forecasts of earnings growth in the high teens for 1995, with upward revisions possible for 1996, given a more benign interest rate environment. Moreover, valuations are now below historic averages at less than 15 times 1995 earnings for the region as a whole. When the downcycle in U.S. interest rates resumes, there is scope for P/E multiples to begin to expand in line with improved global liquidity, after two years of contraction. Of the major markets, Hong Kong continues to offer the potential for good returns over the next year. Despite some recovery, the market remains on very attractive multiples and with an interest rate cycle closely tied to that of the U.S., the market should be a major beneficiary of a turn in the U.S. cycle. Moreover, more encouraging property market data and lower inflation numbers from China are likely to underpin the market.

The outlook for South Korea also looks positive. Strong growth at both the economic and corporate level, together with low P/E multiples and an increasingly attractive domestic liquidity environment should help the market move significantly higher over the course of the year. Moreover, a likely

DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1995, CONTINUED

further increase in the foreign investment ceiling, given international pressure for an acceleration of market reforms, together with changes to domestic tax laws, effectively increasing the relative attraction of equities, should further support the market.

Within South East Asia, Morgan Grenfell expects a particularly strong performance from the Indonesian market. Earnings are rising sharply on the back of strong, investment-driven growth, a cut in corporate tax rates and accelerating deregulation of a number of industries. Meanwhile, valuations have fallen to the bottom of historic ranges at just over 12 times 1996 estimated earnings. In addition, a string of large new issues this year, while depressing the market over the short term, have significantly improved the overall depth and breadth of the market.

All of these factors should bode well for the Fund's long-term performance. We appreciate your support of Dean Witter Pacific Growth Fund Inc. and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1995

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------

                   COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS
                   AND BONDS (98.5%)
                   AUSTRALIA (1.3%)
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       2,500,000   Fosters Brewing Group
                   Ltd.........................  $       2,375,000
                                                 -----------------
                   GOLD
         909,562   Western Mining Corp.
                   Holdings Ltd................          5,820,469
                                                 -----------------
                   LEISURE
       1,500,000   Burswood Property Trust
                   (Units)+....................          1,926,600
                                                 -----------------
                   METALS & MINING
         200,000   CRA Ltd.....................          3,076,480
         666,250   Odin Mining & Investment
                   Co., Ltd....................            167,096
                                                 -----------------
                                                         3,243,576
                                                 -----------------
                   OIL RELATED
       1,000,000   Santos, Ltd.................          2,698,000
                                                 -----------------
                   TRANSPORTATION
         237,250   Brambles Industries, Ltd....          2,517,128
                                                 -----------------

                   TOTAL AUSTRALIA.............         18,580,773
                                                 -----------------

                   CHINA (1.1%)
                   BUILDING MATERIALS
         230,000   Shanghai Yaohua Pilkington
                   Glass Co., Ltd. (B
                   Shares).....................            225,400
                                                 -----------------
                   CHEMICALS
         278,400   Jilin Chemical Industrial
                   Co., Ltd. (ADR).............          5,742,000
      15,650,000   Yizheng Chemical Fibre Co.
                   Ltd.........................          4,554,833
                                                 -----------------
                                                        10,296,833
                                                 -----------------
                   REAL ESTATE
         250,000   Shanghai Lujiazui (Class
                   B)..........................            177,500
                                                 -----------------
                   TRANSPORTATION
       2,040,000   Jinhui Shipping and
                   Transportation Ltd..........          2,129,573
                                                 -----------------
                   UTILITIES
         322,000   Shandong Huaneng Power Co.,
                   Ltd. (ADR)..................          2,576,000
                                                 -----------------
                   TOTAL CHINA.................         15,405,306
                                                 -----------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------

                   HONG KONG (27.7%)
                   BANKING
          33,838   Dao Heng Bank Group Ltd.....  $         124,089
       2,250,000   Guoco Group Ltd.............         10,419,362
       2,250,000   Hang Seng Bank..............         18,845,074
       1,152,800   HSBC Holdings PLC...........         16,775,754
       6,000,000   International Bank of
                   Asia........................          3,570,135
                                                 -----------------
                                                        49,734,414
                                                 -----------------
                   BUILDING & CONSTRUCTION
       4,509,000   Kumagai Gumi, Ltd...........          3,412,021
                                                 -----------------
                   BUSINESS SERVICES
       7,250,000   First Pacific Co. Ltd.......          8,346,484
                                                 -----------------
                   COMPUTER SERVICES
       5,702,000   Hanny Magnetics Holding,
                   Ltd.*.......................             76,707
      17,106,000   Hanny Magnetics Holding,
                   Ltd. (Rights)*..............              8,851
                                                 -----------------
                                                            85,558
                                                 -----------------
                   CONGLOMERATES
       1,706,000   Citic Pacific, Ltd..........          5,329,319
       8,000,000   Hutchison Whampoa, Ltd......         44,083,408
       1,331,000   Jardine Matheson Holdings
                   Ltd.........................          8,119,100
         199,413   New World Infrastructure
                   Ltd.........................            350,807
       2,522,000   Swire Pacific, Ltd. (Class
                   A)..........................         18,921,198
                                                 -----------------
                                                        76,803,832
                                                 -----------------
                   FINANCIAL SERVICES
      11,000,000   Manhattan Card Co. Ltd......          4,695,504
                                                 -----------------
                   INVESTMENT COMPANIES
         100,000   Investment Co. of China***
                   *...........................            675,000
                                                 -----------------
                   LEISURE
      26,462,000   CDL Hotels International,
                   Ltd.........................         11,980,261
       2,000,000   Hong Kong & Shanghai
                   Hotels......................          2,509,443
      15,000,000   Regal Hotels
                   International...............          2,813,422
       1,344,000   Television Broadcasts,
                   Ltd.........................          5,389,352
                                                 -----------------
                                                        22,692,478
                                                 -----------------
                   LIFE INSURANCE
       3,503,000   National Mutual Asia Ltd....          2,696,079
                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1995, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------
                   LODGING
       2,000,000   Shangri-La Asia Ltd.........  $       2,211,931
                                                 -----------------
                   MULTI-INDUSTRY
       1,200,000   Jardine Strategic Holdings
                   Ltd.........................          3,228,000
                                                 -----------------
                   OIL RELATED
       7,000,000   Hong Kong & China Gas Co....         11,363,636
                                                 -----------------
                   REAL ESTATE
       2,000,000   Amoy Properties, Ltd........          1,927,355
 $         2,000K  Amoy Properties, Ltd. 5.5%
                   due 12/29/49 (Conv.)........          1,530,000
       7,370,000   Cheung Kong (Holdings)
                   Ltd.........................         41,565,169
       3,000,000   Great Eagle Holding Co......          8,226,833
       3,000,000   Hang Lung Development Co....          4,986,547
         250,000   Hang Lung Development Co.
                   (Warrants due 10/31/97)*....             42,363
         700,000   Henderson Land Development
                   Co. Ltd.....................          4,192,322
       2,297,600   HKR International Ltd.......          1,991,245
         800,000   HKR International Ltd.
                   (Warrants due 06/23/00)*....            258,705
      HKD 10,500K  HKR International Ltd. 6.0%
                   due 06/26/00................          1,122,216
       5,478,000   Hon Kwok Land Investment....          1,665,196
       4,000,000   Hong Kong Land Holdings.....          7,200,000
       1,748,000   Hopewell Holdings...........          1,102,279
       1,508,000   Hysan Development Co.
                   Ltd.........................          3,842,759
         783,000   New Asia Realty & Trust Co.
                   (Class A)...................          1,342,002
       2,048,000   New World Development.......          7,973,922
         370,000   Realty Development Corp.
                   (Class A)...................          1,057,717
       4,753,500   Sun Hung Kai Properties,
                   Ltd.........................         37,968,726
       5,940,000   Tai Cheung Holdings.........          4,994,308
       2,000,000   Wharf (Holdings) Ltd........          6,752,212
                                                 -----------------
                                                       139,741,876
                                                 -----------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------

                   RETAIL - SPECIALTY APPAREL
       7,641,000   Giordano International
                   Ltd.........................  $       6,325,658
                                                 -----------------
                   TELECOMMUNICATIONS
       7,600,000   Champion Technology
                   Holdings....................            973,250
      11,000,000   Hong Kong Telecommunications
                   Ltd.........................         19,208,879
       8,300,000   S. Megga International
                   Holdings, Ltd...............            504,605
                                                 -----------------
                                                        20,686,734
                                                 -----------------
                   TRANSPORTATION
       5,000,000   Cathay Pacific Airways......          7,373,105
                                                 -----------------
                   UTILITIES
       2,400,000   China Light & Power Co.
                   Ltd.........................         12,790,397
       4,012,631   Consolidated Electric Power
                   Asia Ltd....................          8,123,050
       5,500,000   Hong Kong Electric Holdings
                   Ltd.........................         18,710,871
                                                 -----------------
                                                        39,624,318
                                                 -----------------

                   TOTAL HONG KONG.............        399,696,628
                                                 -----------------

                   INDONESIA (7.8%)
                   AUTO
       3,190,000   PT Astra International......          6,394,053
                                                 -----------------
                   AUTO RELATED
       2,000,000   PT Gadjah Tunggal...........          1,277,533
                                                 -----------------
                   BANKING
       3,332,500   PT Panin Bank...............          3,670,154
                                                 -----------------
                   BUILDING MATERIALS
       4,409,030   PT Mulia Industrindo........         13,013,437
       2,080,000   PT Semen Gresik.............          5,406,167
                                                 -----------------
                                                        18,419,604
                                                 -----------------
                   CEMENT
       1,086,500   PT Indocement...............          4,020,529
                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1995, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------
                   CONGLOMERATES
       4,480,000   PT Citra Marga Nusaphala
                   Persada.....................  $       3,700,441
                                                 -----------------
                   CONSTRUCTION EQUIPMENT
       1,012,000   PT United Tractors..........          2,006,167
                                                 -----------------
                   FINANCIAL SERVICES
               5   Peregrine Indonesia
                   (Units)+*** *...............          1,525,000
                                                 -----------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       2,547,500   PT Hanjaya Mandala
                   Sampoerna...................         23,567,181
       1,222,225   PT Indofood Sukses Makmur...          5,653,464
                                                 -----------------
                                                        29,220,645
                                                 -----------------
                   FOREST PRODUCTS, PAPER & PACKAGING
         184,000   Asia Pacific Resources
                   International Holdings Ltd.
                   (Class A) (ADR)*............          1,334,000
       5,048,320   PT Indah Kiat Pulp Paper
                   Corp........................          4,948,243
       4,000,000   PT Inti Indorayon Utama.....          4,933,921
       4,534,350   PT Pabrikkertas Tjiwi
                   Kimia.......................          8,389,546
                                                 -----------------
                                                        19,605,710
                                                 -----------------
                   METALS
         322,300   PT Tambang Timah (GDR)......          3,862,766
                                                 -----------------
                   PHOTOGRAPHY
         980,000   PT Modern Photo & Film
                   Co..........................          5,957,709
                                                 -----------------
                   REAL ESTATE
       1,104,000   PT Lippo Land Development...            875,419
             400   PT Modernland Realty,
                   Ltd.........................                564
                                                 -----------------
                                                           875,983
                                                 -----------------
                   TELECOMMUNICATIONS
       2,650,000   PT Indosat..................          8,988,987
                                                 -----------------
                   TEXTILES
         875,000   PT Indorama Synthetics......          2,900,606
                                                 -----------------

                   TOTAL INDONESIA.............        112,425,887
                                                 -----------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------

                   JAPAN (13.1%)
                   AGRICULTURE
          30,000   Yukiguni Maitake Co.,
                   Ltd.........................  $         576,188
                                                 -----------------
                   APPAREL
             500   Goldwin, Inc................              3,621
                                                 -----------------
                   APPLIANCES & HOUSEHOLD DURABLES
          50,000   Juken Sangyo................            578,148
                                                 -----------------
                   AUTO RELATED
          70,000   Mitsuba Electric Mfg Co.....            713,376
                                                 -----------------
                   AUTOMOTIVE
          13,500   Autobacs Seven Co...........          1,276,580
         145,000   Honda Motor Co..............          2,529,152
                                                 -----------------
                                                         3,805,732
                                                 -----------------
                   BANKING
         268,000   Asahi Bank, Ltd.............          2,678,687
         193,000   Bank of Tokyo...............          2,817,932
         131,000   Dai-Ichi Kangyo Bank........          2,220,774
         189,000   Mitsui Trust & Banking......          1,514,963
          30,000   Sanshin Corp................            390,985
         150,000   Sanwa Bank, Ltd.............          2,557,570
         163,000   Shizuoka Bank...............          1,932,680
         145,000   Sumitomo Bank...............          2,571,779
         142,000   Sumitomo Trust & Banking....          1,641,940
                                                 -----------------
                                                        18,327,310
                                                 -----------------
                   BUILDING & CONSTRUCTION
          35,000   Higashi Nihon House.........            469,868
          30,000   Hosoda Corp.................            202,842
          50,000   Kaneshita Construction......            632,043
          90,000   Maeda Road Construction.....          1,613,915
          86,000   Raito Kogyo Co..............          1,769,721
          25,000   Sankyo Frontier Co., Ltd....            396,864
          86,000   Sumitomo Forestry Co.,
                   Ltd.........................          1,213,523
                                                 -----------------
                                                         6,298,776
                                                 -----------------
                   BUILDING MATERIALS
          35,000   Oriental Construction Co....            740,813
                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1995, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------
                   BUSINESS SERVICES
          65,000   Ichiken Co., Ltd............  $         582,803
          22,000   Nippon Kanzai...............            625,184
          15,000   Nissin Co., Ltd.............            734,934
          41,000   Secom.......................          2,675,747
          60,000   Tanseisha...................            567,369
                                                 -----------------
                                                         5,186,037
                                                 -----------------
                   CHEMICALS
          20,000   Maezawa Kasei Industries....            783,929
         386,000   Mitsubishi Chemical Corp....          1,755,061
          88,000   Shin-Etsu Chemical Co.......          1,802,254
          20,000   SK Kaken Co., Ltd...........            450,759
                                                 -----------------
                                                         4,792,003
                                                 -----------------
                   COMMERCIAL SERVICES
          20,000   Nichii Gakkan Co............            874,081
                                                 -----------------
                   COMPUTER SERVICES
          20,000   Enix Corp...................            725,135
          30,000   Nintendo Co., Ltd...........          2,210,681
                                                 -----------------
                                                         2,935,816
                                                 -----------------
                   COMPUTER SOFTWARE & SERVICES
              60   NTT Data Communications
                   Systems Corp................          1,505,145
                                                 -----------------
                   COMPUTERS
         230,000   Fujitsu, Ltd................          2,749,632
          12,000   I-O Data Device, Inc........            858,403
          36,000   Japan Digital Laboratory....            723,175
          10,000   Mars Engineering Corp.......            730,034
          33,300   TKC Corp....................            730,936
                                                 -----------------
                                                         5,792,180
                                                 -----------------
                   COMPUTERS - SYSTEMS
          30,000   Daiwabo Information Systems
                   Co..........................            861,342
                                                 -----------------
                   CONSTRUCTION & HOUSING
          45,000   Mitsui Home Co., Ltd........            639,392
                                                 -----------------
                   ELECTRICAL & ELECTRONICS
          30,000   Fujitsu Business Systems....            758,452
                                                 -----------------
                   ELECTRICAL EQUIPMENT
          55,000   Alpine Electronics Inc......            765,311
          45,000   Tokin Corp..................            696,717
                                                 -----------------
                                                         1,462,028
                                                 -----------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------

                   ELECTRONIC & ELECTRICAL EQUIPMENT
          70,000   Aiwa Co.....................  $       1,522,783
     Y   100,000K  Canon, Inc. 1.2% due
                   12/20/05 (Conv.)............          1,166,095
     Y    95,000K  Canon, Inc. 1.3% due
                   12/19/08 (Conv.)............          1,107,790
         264,000   Hitachi, Ltd................          2,716,316
          41,000   Kyocera Corp................          3,366,781
          20,000   Mabuchi Motor Co............          1,213,131
          40,000   Mitsui High-Tec.............          1,085,742
          60,000   Mitsumi Electric Co. Ltd....          1,452,229
          49,000   Murata Manufacturing Co.,
                   Ltd.........................          1,723,763
          25,000   Nihon Dempa Kogyo...........            641,842
          56,000   Nitto Electric Works........            768,251
         110,000   Omron Corp..................          2,576,188
         140,000   Sharp Corp..................          1,948,065
          40,000   Sony Corp...................          1,803,038
          50,000   Tokyo Electron Ltd..........          2,175,404
                                                 -----------------
                                                        25,267,418
                                                 -----------------
                   ELECTRONICS
          28,000   Ryoyo Electro Corp..........            655,757
          20,000   Shinko Electric
                   Industries..................            872,122
                                                 -----------------
                                                         1,527,879
                                                 -----------------
                   ENGINEERING & CONSTRUCTION
           4,000   Chudenko Corp...............            146,203
          22,000   Japan Industrial Land
                   Development.................            823,518
         250,000   Kajima Corp.................          2,312,592
                                                 -----------------
                                                         3,282,313
                                                 -----------------
                   ENTERTAINMENT
          22,000   H.I.S. Co. Ltd..............            851,543
                                                 -----------------
                   FINANCIAL SERVICES
         143,000   Daiwa Securities Co.,
                   Ltd.........................          1,681,529
          43,000   Nichiei Co., Ltd. (Kyoto)...          2,675,649
         120,000   Nomura Securities Co.,
                   Ltd.........................          2,198,922
          62,200   Promise Co., Ltd............          2,456,306
           8,000   Sanyo Shinpan Finance Co.,
                   Ltd.........................            572,269
          12,000   Shinki Co. Ltd..............            413,915
                                                 -----------------
                                                         9,998,590
                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1995, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
          41,000   Amway Japan, Ltd............  $       1,566,879
         101,000   Nippon Meat Packers, Inc....          1,375,698
          15,000   Plenus Co., Ltd.............            709,946
          50,000   Stamina Foods...............            636,943
              65   Yoshinoya D & C Co., Ltd....          1,031,847
                                                 -----------------
                                                         5,321,313
                                                 -----------------
                   FOREST PRODUCTS, PAPER & PACKAGING
          48,000   Daishowa Paper Manufacturing
                   Co. Ltd.....................            353,239
         148,000   New Oji Paper Co., Ltd......          1,361,803
         335,000   Nippon Paper Industries
                   Co..........................          2,307,741
                                                 -----------------
                                                         4,022,783
                                                 -----------------
                   HEALTH & PERSONAL CARE
          40,000   Kawasumi Laboratories,
                   Inc.........................            544,831
                                                 -----------------
                   HOUSEHOLD FURNISHINGS & APPLIANCES
          25,000   Beltecno Corp...............            347,869
                                                 -----------------
                   INDUSTRIALS
         130,000   Nippon Thompson Co..........          1,063,694
                                                 -----------------
                   INSURANCE
         180,000   Tokio Marine & Fire
                   Insurance Co................          1,852,033
         273,000   Yasuda Fire & Marine
                   Insurance...................          1,658,599
                                                 -----------------
                                                         3,510,632
                                                 -----------------
                   LEISURE TIME/EQUIPMENT
          25,000   Honma Golf Co. Ltd..........            619,794
                                                 -----------------
                   MACHINE TOOLS
         110,000   OSG Corporation.............            776,090
                                                 -----------------
                   MACHINERY
          76,000   Aichi Corp..................            603,234
          53,000   Fanuc, Ltd..................          2,300,734
          34,000   Fuji Machine Manufacturing
                   Co..........................          1,282,705
          22,000   Keyence Corp................          2,716,316
         334,000   Minebea Co., Ltd............          2,716,512
         325,000   Mitsubishi Heavy Industries,
                   Ltd.........................          2,512,739
          50,000   Sansei Yusoki Co., Ltd......            494,855
         100,000   Sintokogio..................            744,733
                                                 -----------------
                                                        13,371,828
                                                 -----------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------

                   MANUFACTURING
          45,000   Arcland Sakamoto............  $         582,068
          90,000   Bridgestone Metalpha
                   Corp........................            978,932
         100,000   Daiwa House Industry........          1,499,265
          90,000   Itoki Crebio Corp...........            673,787
          15,000   KDD.........................          1,212,641
          46,000   Nichiha Corp................            766,291
         104,000   Nippon Electric Glass Co.,
                   Ltd.........................          1,926,115
         143,000   Takara Standard Co..........          1,471,338
                                                 -----------------
                                                         9,110,437
                                                 -----------------
                   MEDICAL SUPPLIES
          10,000   Paramount Bed Co............            722,195
                                                 -----------------
                   MERCHANDISING
          30,000   Misumi Corp.................          1,052,425
                                                 -----------------
                   METALS & MINING
         570,000   Kawasaki Steel Corp.........          1,899,069
         286,000   Nippon Light Metal Co.......          1,552,611
         560,000   Nippon Steel Co.............          1,860,265
                                                 -----------------
                                                         5,311,945
                                                 -----------------
                   METALS - STEEL
          60,000   Takada Kiko.................            579,128
                                                 -----------------
                   MULTI-INDUSTRY
          94,000   Mitsui & Co.................            749,789
          42,000   Trusco Nakayama Corp........            794,317
          55,000   Yamae Hisano................            625,184
                                                 -----------------
                                                         2,169,290
                                                 -----------------
                   NATURAL GAS
         365,000   Tokyo Gas Co., Ltd..........          1,287,604
                                                 -----------------
                   OIL RELATED
         147,000   General Sekiyu..............          1,330,995
                                                 -----------------
                   PHARMACEUTICALS
         122,000   Eisai Co. Ltd...............          2,068,202
          50,000   Hitachi Medical Corp........            636,943
      SFr    900K  Kuraya Corp. 0.5% due
                   03/31/98 (Conv.)............            723,568
          28,000   Ono Pharmaceutical Co.......          1,111,220
          60,000   Santen Pharmaceutical Co....          1,422,832
          23,000   Seikagaku Corp..............            592,749
          12,000   Towa Pharmaceutical Co.,
                   Ltd.........................            564,429
                                                 -----------------
                                                         7,119,943
                                                 -----------------
                   REAL ESTATE
          65,000   Cesar Co....................            464,331
          60,000   Chubu Sekiwa Real Estate,
                   Ltd.........................            793,729
          60,000   Fuso Lexel, Inc.............            440,960
          50,000   Kansai Sekiwa Real Estate...            832,925
         247,000   Mitsui Fudosan Co...........          2,831,847
          85,000   Sekiwa Real Estate..........            624,694
                                                 -----------------
                                                         5,988,486
                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1995, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------
                   RETAIL
          26,000   Belluna Co., Ltd............  $         486,624
          14,400   Fast Retailing Co., Ltd.....            704,125
     Y   159,000K  Izumi Co., Ltd. 1.7% due
                   08/30/02 (Conv.)............          1,690,495
          35,000   Ministop Co., Ltd...........            850,563
          55,000   Shimachu Co., Ltd...........          1,455,169
          70,000   Shimano, Inc................          1,303,283
          17,000   Sundrug Co., Ltd............            653,013
          26,000   Xebio Co. Ltd...............            968,153
                                                 -----------------
                                                         8,111,425
                                                 -----------------
                   RETAIL - GENERAL MERCHANDISE
          26,000   Circle K Japan Co. Ltd......            993,630
          10,000   Ryohin Keikaku Co. Ltd......            658,501
                                                 -----------------
                                                         1,652,131
                                                 -----------------
                   RETAIL - SPECIALTY
          30,000   Paris Miki Inc..............            952,474
                                                 -----------------
                   TELECOMMUNICATIONS
             330   DDI Corp....................          2,680,745
          85,000   Nippon Comsys Co............            899,559
                                                 -----------------
                                                         3,580,304
                                                 -----------------
                   TEXTILES
          50,000   Chuo Warehouse..............            538,951
         190,000   Kuraray Co. Ltd.............          1,880,451
          22,100   Maruco Co., Ltd.............          1,269,045
          20,000   Yagi Corp...................            235,179
                                                 -----------------
                                                         3,923,626
                                                 -----------------
                   TRANSPORTATION
             470   East Japan Railway Co.......          2,224,498
         180,000   Fukuyama Transporting Co....          1,511,612
         175,000   Kamigumi Co. Ltd............          1,586,232
                                                 -----------------
                                                         5,322,342
                                                 -----------------
                   UTILITIES - ELECTRIC
          69,360   Hokkaido Electric Power.....          1,610,810
          67,670   Kyushu Electric Power.......          1,604,717
                                                 -----------------
                                                         3,215,527
                                                 -----------------
                   WHOLESALE & INTERNATIONAL TRADE
          12,000   Satori Electric Co. Ltd.....            558,550
                                                 -----------------
                   WHOLESALE DISTRIBUTOR
          50,000   Wakita & Co.................            651,641
                                                 -----------------
                   TOTAL JAPAN.................        188,997,485
                                                 -----------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------

                   MALAYSIA (13.3%)
                   AGRICULTURE
       1,330,000   Highlands & Lowlands
                   Berhad......................  $       2,073,135
                                                 -----------------
                   AUTOMOTIVE
         529,000   Cycle & Carriage Bintang
                   Berhad......................          2,186,381
       1,200,000   Edaran Otomobil Nasional
                   Berhad......................          9,446,959
                                                 -----------------
                                                        11,633,340
                                                 -----------------
                   BANKING
       1,350,000   Malayan Banking Berhad......         10,893,525
       4,825,000   Public Bank Berhad..........          8,192,430
                                                 -----------------
                                                        19,085,955
                                                 -----------------
                   BANKS - COMMERCIAL
       1,250,000   Kwong Yik Bank..............          2,583,153
                                                 -----------------
                   BUILDING & CONSTRUCTION
       1,030,000   Hume Industries (Malaysia)
                   Berhad......................          5,513,875
       1,158,000   Kedah Cement Berhad.........          1,805,031
       2,666,666   Metacorp Berhad.............          6,770,319
         570,000   Nam Fatt Berhad.............          1,548,120
       1,200,000   Sungei Way Holdings
                   Berhad......................          4,038,575
         250,000   Sungei Way Holdings Berhad
                   (Warrants due 06/29/99)*....            295,217
       2,000,000   United Engineers Ltd........         12,438,496
                                                 -----------------
                                                        32,409,633
                                                 -----------------
                   BUSINESS SERVICES
         608,000   Dunlop Estates Berhad.......          1,364,141
                                                 -----------------
                   CONGLOMERATES
       4,735,000   Renong Berhad...............          7,231,569
                                                 -----------------
                   CONSTRUCTION PLANT & EQUIPMENT
         600,000   YTL Corp. Berhad............          3,259,201
                                                 -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
         574,000   Leader Universal Holdings
                   Berhad......................          1,547,687
                                                 -----------------
                   ENTERTAINMENT
       1,450,000   Genting Berhad..............         12,499,508
         782,000   Magnum Corporation Berhad...          1,329,754
                                                 -----------------
                                                        13,829,262
                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1995, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------
                   FINANCIAL SERVICES
          43,000   Arab Malaysian Corp.
                   Berhad......................  $         144,716
       5,137,500   Arab Malaysian Corp. Berhad
                   (New).......................          2,406,465
       1,266,666   Arab Malaysian Finance
                   Berhad......................          4,437,444
       1,469,500   Hong Leong Credit Berhad....          6,247,038
       3,113,000   Public Finance Berhad.......          5,857,170
       1,000,000   Rashid Hussain Berhad.......          2,479,827
                                                 -----------------
                                                        21,572,660
                                                 -----------------
                   FOREST PRODUCTS, PAPER & PACKAGING
         700,000   Kian Joo Can Factory
                   Berhad......................          2,755,363
                                                 -----------------
                   GAS
         614,000   Petronas Gas Berhad.........          2,078,488
                                                 -----------------
                   MANUFACTURING
         878,750   O.Y.L. Industries Berhad....          6,606,623
                                                 -----------------
                   MULTI-INDUSTRY
       1,000,000   Nylex Berhad................          2,932,494
                                                 -----------------
                   MULTI-LINE INSURANCE
         700,000   Pacific & Orient Berhad.....          1,914,977
                                                 -----------------
                   PLANTATION
       1,500,000   Kuala Lumpur Kepong
                   Berhad......................          4,044,479
                                                 -----------------
                   REAL ESTATE
       3,239,500   Land & General Berhad.......          7,523,342
       2,507,000   Pelangi Berhad..............          2,447,298
       1,781,000   Sime UEP Properties
                   Berhad......................          3,112,631
       1,831,000   Taiping Consolidated
                   Berhad......................          2,753,167
                                                 -----------------
                                                        15,836,438
                                                 -----------------
                   TELECOMMUNICATIONS
       3,200,000   Technology Resource
                   Industries Berhad*..........          8,124,385
       2,500,000   Telekom Malaysia Berhad.....         17,909,860
                                                 -----------------
                                                        26,034,245
                                                 -----------------
                   UTILITIES
         500,000   Malakoff Berhad.............          1,485,928
          56,000   Prime Utilities Berhad......            518,008
       3,100,000   Tenaga Nasional Berhad......         11,714,229
                                                 -----------------
                                                        13,718,165
                                                 -----------------
                   TOTAL MALAYSIA..............        192,511,008
                                                 -----------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------

                   PAKISTAN (0.1%)
                   TELECOMMUNICATIONS
          14,700   Pakistan Telecommunications
                   Corp.*......................  $       1,381,800
                                                 -----------------

                   PHILIPPINES (2.7%)
                   BANKING
           5,530   Philippine National Bank....             46,615
                                                 -----------------
                   BUILDING & CONSTRUCTION
         599,850   Bacnotan Consolidated
                   Industries..................          3,925,115
                                                 -----------------
                   CONGLOMERATES
      10,000,000   Aboitiz Equity Ventures
                   Inc.*.......................          1,905,312
       2,945,000   First Philippine Holdings
                   Corp. (B Shares)............          6,234,604
         644,490   Metro Pacific Corp. (Class
                   A)..........................             93,027
                                                 -----------------
                                                         8,232,943
                                                 -----------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         795,000   San Miguel Corp. (B
                   Shares).....................          2,631,640
                                                 -----------------
                   FOREST PRODUCTS, PAPER & PACKAGING
      12,840,000   Paper Industries Corp.......          4,200,924
                                                 -----------------
                   MULTI-INDUSTRY
       2,019,844   Ayala Corp. (B Shares)......          2,060,272
                                                 -----------------
                   REAL ESTATE
      15,000,000   Belle Corp.*................          2,280,600
      11,708,000   Filinvest Land, Inc.*.......          3,154,580
                                                 -----------------
                                                         5,435,180
                                                 -----------------
                   TELECOMMUNICATIONS
       6,447,000   Pilipino Telephone Corp.....          5,707,506
                                                 -----------------
                   UTILITIES
          95,245   Manila Electric Co. (B
                   Shares).....................            711,221
          18,000   Philippine Long
                   Distance Telephone Co.......          1,004,619
          85,950   Philippine Long Distance
                   Telephone Co. (ADR).........          4,823,944
                                                 -----------------
                                                         6,539,784
                                                 -----------------

                   TOTAL PHILIPPINES...........         38,779,979
                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1995, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------

                   SINGAPORE (12.1%)
                   AUTOMOTIVE
         400,000   Cycle and Carriage Ltd......  $       3,565,617
                                                 -----------------
                   BANKING
       1,535,250   Development Bank of
                   Singapore, Ltd..............         17,595,366
       1,500,000   Overseas Chinese Banking
                   Corp., Ltd..................         17,615,847
       1,029,000   Overseas Union Bank, Ltd....          6,406,226
       2,100,000   United Overseas Bank,
                   Ltd.........................         18,422,356
                                                 -----------------
                                                        60,039,795
                                                 -----------------
                   CONGLOMERATES
       1,129,000   Keppel Corp., Ltd...........          9,265,228
                                                 -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
          59,500   Creative Technology
                   (ADR)*......................            691,688
       1,300,000   Venture Manufacturing,
                   Ltd.........................          3,862,752
                                                 -----------------
                                                         4,554,440
                                                 -----------------
                   FINANCE
       1,237,000   Hong Leong Finance Ltd......          3,745,568
         250,000   Hong Leong Finance Ltd.
                   (Warrants due 09/15/98)*....            217,545
                                                 -----------------
                                                         3,963,113
                                                 -----------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         550,000   Fraser & Neave Ltd..........          6,498,054
          52,000   Fraser & Neave Ltd.
                   (Warrants due 05/27/98)*....            275,911
                                                 -----------------
                                                         6,773,965
                                                 -----------------
                   HOTELS
         800,000   Overseas Union Enterprise
                   Ltd.........................          4,244,782
       1,322,000   Republic Hotels & Resorts
                   Ltd.........................          1,533,838
         364,400   Republic Hotels & Resorts
                   Ltd. (Warrants due
                   07/12/00)*..................            150,813
                                                 -----------------
                                                         5,929,433
                                                 -----------------
                   MACHINERY
         700,000   Van Der Horst Ltd...........          3,590,378
                                                 -----------------
                   METALS - MISCELLANEOUS
       2,323,000   Amtek Engineering, Ltd......          4,765,971
                                                 -----------------
                   PUBLISHING
         360,000   Singapore Press Holdings....          5,628,582
                                                 -----------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------

                   REAL ESTATE
         148,000   Bukit Sembawang Estates
                   Ltd.........................  $       3,162,080
       2,394,400   City Developments, Ltd......         14,822,073
       2,000,000   DBS Land Ltd................          5,914,397
         810,000   Singapore Land Ltd..........          4,527,060
       2,500,000   United Overseas Land,
                   Ltd.........................          4,492,395
                                                 -----------------
                                                        32,918,005
                                                 -----------------
                   SHIPBUILDING
       1,232,000   Far East Levingston
                   Shipbuilding Ltd............          5,316,731
         500,000   Jurong Shipyard, Ltd........          3,325,080
         750,000   Sembawang Maritime..........          2,536,258
                                                 -----------------
                                                        11,178,069
                                                 -----------------
                   STEEL & IRON
       2,000,000   Natsteel Ltd................          4,032,543
                                                 -----------------
                   TRANSPORTATION
       2,000,000   Singapore Airlines Ltd......         18,535,550
                                                 -----------------

                   TOTAL SINGAPORE.............        174,740,689
                                                 -----------------

                   SOUTH KOREA (7.6%)
                   AUTOMOTIVE
          42,000   Hyundai Motor Co., Ltd.
                   (GDR).......................            735,000
                                                 -----------------
                   BANKING
         300,000   Cho Hung Bank...............          3,960,267
          64,001   Hana Bank...................          1,338,408
         206,522   Kangwon Bank................          2,321,382
          86,598   Shinhan Bank................          1,788,326
          16,305   Shinhan Bank (New)..........            328,188
                                                 -----------------
                                                         9,736,571
                                                 -----------------
                   BREWERY
          49,361   Chosun Brewery Co...........          1,793,538
                                                 -----------------
                   BROKERAGE
         130,000   L.G. Securities.............          2,854,529
                                                 -----------------
                   BUILDING MATERIALS
         120,000   Tong Yang Cement Co.........          4,062,214
                                                 -----------------
                   CHEMICALS
         150,000   Lucky Co Ltd................          3,548,556
                                                 -----------------
                   ELECTRONIC & ELECTRICAL EQUIPMENT
          24,905   Samsung Electronics Co......          5,468,619
          13,853   Samsung Electronics Co.
                   (GDR) (Non-Voting)..........            912,566
           2,511   Samsung Electronics Co.
                   (GDR) (Voting)..............            276,210
           2,634   Samsung Electronics Co.
                   (GDR) (Voting) - 144A**.....            289,740
           5,000   Samsung Electronics Co.
                   (GDS) - 144A**..............            329,375
                                                 -----------------
                                                         7,276,510
                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1995, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------
                   ENGINEERING & CONSTRUCTION
          92,201   Dong-Ah Construction
                   Industrial Co...............  $       3,699,609
          12,634   Dong-Ah Construction
                   Industrial Co. (Rights)*....            120,544
         167,000   Hyundai Engineering &
                   Construction Co.............          8,818,194
                                                 -----------------
                                                        12,638,347
                                                 -----------------
                   FINANCIAL SERVICES
         150,000   Daewoo Securities Co........          4,862,109
         111,509   KFB Securities..............          2,186,165
           2,740   Ssangyong Investment &
                   Securities Co., Ltd.........             56,583
                                                 -----------------
                                                         7,104,857
                                                 -----------------
                   FOREST PRODUCTS, PAPER & PACKAGING
         120,000   Han Kuk Paper Manufacturing
                   Co..........................          4,266,109
                                                 -----------------
                   INVESTMENT COMPANIES
          55,000   Atlantis Korean Smaller
                   Companies*..................          2,928,750
         165,000   Clemente Korea Emerging
                   Growth Fund*................          1,567,500
                                                 -----------------
                                                         4,496,250
                                                 -----------------
                   MANUFACTURING
          88,000   Kum Ho & Co., Inc...........          1,034,009
                                                 -----------------
                   METALS & MINING
         350,000   Poongsan Corp...............          7,502,287
                                                 -----------------
                   OIL RELATED
 $           965K  Ssangyong Oil Refining Co.,
                   Ltd. 3.75% due 12/31/08
                   (Conv.).....................          1,013,250
         180,000   Yukong, Ltd. (GDS)..........          6,775,585
                                                 -----------------
                                                         7,788,835
                                                 -----------------
                   STEEL & IRON
         140,000   Dongbu Steel Co.............          5,013,724
         106,449   Dongkuk Steel Mill Co.......          3,102,618
          15,000   Korea Iron and Steel
                   Works.......................          2,803,555
           1,440   Pohang Iron & Steel, Ltd....            125,348
         427,700   Pohang Iron & Steel, Ltd.
                   (ADR).......................         11,013,275
                                                 -----------------
                                                        22,058,520
                                                 -----------------
                   TRANSPORTATION
          86,857   Han Jin Transportation
                   Co..........................          3,155,959
                                                 -----------------
                   UTILITIES - ELECTRIC
         120,000   Korea Electric Power
                   Corp........................          4,940,531
                                                 -----------------
                   WHOLESALE DISTRIBUTOR
         300,000   Daewoo Corporation..........          4,156,319
                                                 -----------------

                   TOTAL SOUTH KOREA...........        109,148,941
                                                 -----------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------

                   TAIWAN (1.9%)
                   ELECTRONIC & ELECTRICAL EQUIPMENT
 $         2,868K  United Micro Electronics
                   1.25% due 06/08/04
                   (Conv.).....................  $       3,957,840
                                                 -----------------
                   ELECTRONICS
         433,619   GVC Corp. (GDR) - 144A**....          3,685,761
         255,364   Yageo Corp. (GDR)...........          2,489,799
                                                 -----------------
                                                         6,175,560
                                                 -----------------
                   INVESTMENT COMPANIES
         430,000   Taiwan American Fund*.......          4,461,250
                                                 -----------------
                   STEEL & IRON
          90,800   China Steel Corp. (GDS).....          1,651,198
                                                 -----------------
                   TEXTILES
 $         5,150K  Far Eastern Textile 4.0% due
                   10/07/06 (Conv.)............          5,871,000
                                                 -----------------
                   TRANSPORTATION
 $         6,000K  U-Ming Marine Transport 1.5%
                   due 02/07/01 (Conv.)........          5,925,000
                                                 -----------------

                   TOTAL TAIWAN................         28,041,848
                                                 -----------------

                   THAILAND (9.8%)
                   AUTOMOTIVE
         615,000   Swedish Motor Corp., Ltd....          2,737,679
                                                 -----------------
                   BANKING
       4,450,000   Krung Thai Bank Public Co.,
                   Ltd.........................         17,686,804
       7,371,300   Siam City Bank Ltd..........          9,375,262
         181,600   Siam Commercial Bank Co.,
                   Ltd.........................          2,122,035
       3,152,080   Thai Military Bank, Ltd.....         12,402,859
                                                 -----------------
                                                        41,586,960
                                                 -----------------
                   BUILDING MATERIALS
         209,300   Siam Cement Co., Ltd........         11,413,339
         396,000   Siam City Cement Co.,
                   Ltd.........................          6,547,536
       1,557,000   Thai-German Ceramic Industry
                   Co., Ltd....................          4,393,760
       1,280,000   Tipco Asphalt Co., Ltd......          7,071,542
       1,200,000   TPI Polene Co., Ltd.........          8,108,108
                                                 -----------------
                                                        37,534,285
                                                 -----------------
                   CHEMICALS
       2,850,000   National Petrochemical......          6,739,865
                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1995, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
------------------------------------------------------------------
                   FINANCIAL SERVICES
         200,000   Securities One, Ltd.........  $       1,796,502
          33,333   Securities One, Ltd.
                   (Warrants due 1998)*........             13,248
                                                 -----------------
                                                         1,809,750
                                                 -----------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         516,000   Charoen Pokphand Feedmill
                   Co. Ltd.....................          2,625,119
                                                 -----------------
                   FOREST PRODUCTS, PAPER & PACKAGING
       1,210,000   Siam Pulp & Paper Co.,
                   Ltd.........................          3,462,639
                                                 -----------------
                   INVESTMENT COMPANIES
      11,840,300   Ruang Khao 2 Fund...........          5,882,502
                                                 -----------------
                   METALS & MINING
         166,000   Ban Pu Coal Co., Ltd........          3,985,056
                                                 -----------------
                   REAL ESTATE
       1,200,000   Juldis Development Co.,
                   Ltd.........................          3,076,311
         365,700   Land & House Co. Ltd........          5,901,200
       2,000,000   Tanayong Co. Ltd............          2,980,922
                                                 -----------------
                                                        11,958,433
                                                 -----------------
                   TELECOMMUNICATIONS
         623,500   Advanced Information
                   Services....................          9,912,560
         900,000   Jasmine International Public
                   Co., Ltd....................          5,151,033
         372,000   United Communication
                   Industry....................          4,672,178
                                                 -----------------
                                                        19,735,771
                                                 -----------------
                   TRANSPORTATION
         104,000   Regional Container Line Co.,
                   Ltd.........................          1,297,933
         719,300   Thai Airways International
                   Ltd.........................          1,293,654
                                                 -----------------
                                                         2,591,587
                                                 -----------------

                   TOTAL THAILAND..............        140,649,646
                                                 -----------------

                   TOTAL COMMON AND PREFERRED
                   STOCKS, WARRANTS, RIGHTS AND
                   BONDS (IDENTIFIED COST
                   $1,371,211,578).............      1,420,359,990
                                                 -----------------

    CURRENCY
    AMOUNT IN
    THOUSANDS                                          VALUE
------------------------------------------------------------------

                   PURCHASED PUT OPTION ON FOREIGN CURRENCY (0.4%)
     Y17,587,500   January 10, 1996/
                   Y100.50 (Identified Cost
                   $4,637,500).................          5,355,000
                                                 -----------------

    PRINCIPAL
    AMOUNT IN
    THOUSANDS                                          VALUE
------------------------------------------------------------------

                   SHORT-TERM INVESTMENT (a) (1.2%)
                   COMMERCIAL PAPER
                   AUTOMOTIVE FINANCE
 $        17,900   Ford Motor Credit Co. 5.70%
                   due 11/01/95 (Amortized Cost
                   $17,900,000)................  $      17,900,000
                                                 -----------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$1,393,749,078) (B)........      100.1%  1,443,614,990

LIABILITIES IN EXCESS OF
CASH AND OTHER ASSETS......       (0.1)     (2,066,179)
                                 -----   -------------

NET ASSETS.................      100.0%  $1,441,548,811
                                 -----   -------------
                                 -----   -------------

---------------------
ADR  American Depository Receipt.
GDR  Global Depository Receipt.
GDS  Global Depository Share.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
*** Partially paid shares. Resale is restricted to qualified institutional investors.
 + Consists of more than one class of securities traded together as a unit; generally stocks with attached warrants.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes is $1,420,860,746; the aggregate gross unrealized appreciation is $142,741,488 and the aggregate gross unrealized depreciation is $119,987,244, resulting in net unrealized appreciation of $22,754,244.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 1995:

                                                       UNREALIZED
     CONTRACTS           IN EXCHANGE      DELIVERY   APPRECIATION/
    TO DELIVER               FOR            DATE     (DEPRECIATION)
-------------------------------------------------------------------
         $1,473,931   IDR  3,341,771,089  11/01/95   $     (1,785)
          $  46,626     MYR      118,617  11/06/95             64
         $1,330,147    SGD     1,879,099  11/13/95           (753)
                                                          -------
      Net unrealized depreciation..................  $     (2,474)
                                                          -------
                                                          -------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
SUMMARY OF INVESTMENTS OCTOBER 31, 1995

                                                                  PERCENT OF
INDUSTRY                                         VALUE            NET ASSETS
------------------------------------------------------------------------------
Agriculture............................  $           2,649,323           0.2%
Apparel................................                  3,621           0.0
Appliances & Household Durables........                578,148           0.0
Auto...................................              6,394,053           0.4
Auto Related...........................              1,990,909           0.1
Automotive.............................             22,477,368           1.6
Automotive Finance.....................             17,900,000           1.2
Banking................................            202,227,774          14.0
Banks - Commercial.....................              2,583,153           0.2
Brewery................................              1,793,538           0.1
Brokerage..............................              2,854,529           0.2
Building & Construction................             46,045,545           3.2
Building Materials.....................             60,982,316           4.2
Business Services......................             14,896,662           1.0
Cement.................................              4,020,529           0.3
Chemicals..............................             25,377,257           1.8
Commercial Services....................              3,809,897           0.3
Computer Services......................                 85,558           0.0
Computer Software & Services...........              1,505,145           0.1
Computers..............................              5,792,180           0.4
Computers - Systems....................                861,342           0.1
Conglomerates..........................            105,234,013           7.3
Construction & Housing.................                639,392           0.0
Construction Equipment.................              2,006,167           0.1
Construction Plant & Equipment.........              3,259,201           0.2
Electrical & Electronics...............                758,452           0.1
Electrical Equipment...................              1,462,028           0.1
Electronic & Electrical Equipment......             42,603,895           3.0
Electronics............................              7,703,439           0.5
Engineering & Construction.............             15,920,660           1.1
Entertainment..........................             14,680,805           1.0
Finance................................              3,963,113           0.3
Financial Services.....................             46,706,361           3.2
Food, Beverage, Tobacco & Household
  Products.............................             48,947,682           3.4
Foreign Currency Put Option............              5,355,000           0.4
Forest Products, Paper & Packaging.....             38,313,528           2.7
Gas....................................              2,078,488           0.1
Gold...................................              5,820,469           0.4
Health & Personal Care.................                544,831           0.0
Hotels.................................              5,929,433           0.4
Household Furnishings & Appliances.....                347,869           0.0
Industrials............................              1,063,694           0.1
Insurance..............................              3,510,632           0.2

                                                                  PERCENT OF
INDUSTRY                                         VALUE            NET ASSETS
------------------------------------------------------------------------------
Investment Companies...................  $          15,515,002           1.1%
Leisure................................             24,619,078           1.7
Leisure Time/Equipment.................                619,794           0.0
Life Insurance.........................              2,696,079           0.2
Lodging................................              2,211,931           0.2
Machine Tools..........................                776,090           0.1
Machinery..............................             16,962,206           1.2
Manufacturing..........................             16,751,069           1.2
Medical Supplies.......................                722,195           0.1
Merchandising..........................              1,052,425           0.1
Metals.................................              3,862,766           0.3
Metals & Mining........................             20,042,864           1.4
Metals - Miscellaneous.................              4,765,971           0.3
Metals - Steel.........................                579,128           0.0
Multi-Industry.........................             10,390,056           0.7
Multi-Line Insurance...................              1,914,977           0.1
Natural Gas............................              1,287,604           0.1
Oil Related............................             23,181,466           1.6
Pharmaceuticals........................              7,119,943           0.5
Photography............................              5,957,709           0.4
Plantation.............................              4,044,479           0.3
Publishing.............................              5,628,582           0.4
Real Estate............................            212,931,901          14.8
Retail.................................              8,111,425           0.6
Retail - General Merchandise...........              1,652,131           0.1
Retail - Specialty.....................                952,474           0.1
Retail - Specialty Apparel.............              6,325,658           0.4
Shipbuilding...........................             11,178,069           0.8
Steel & Iron...........................             27,742,261           1.9
Telecommunications.....................             86,115,347           6.0
Textiles...............................             12,695,232           0.9
Transportation.........................             47,550,244           3.3
Utilities..............................             62,458,267           4.3
Utilities - Electric...................              8,156,058           0.6
Wholesale & International Trade........                558,550           0.0
Wholesale Distributor..................              4,807,960           0.3
                                         ---------------------         -----
                                         $       1,443,614,990         100.1%
                                         ---------------------         -----
                                         ---------------------         -----

                                                                  PERCENT OF
TYPE OF INVESTMENT                               VALUE            NET ASSETS
------------------------------------------------------------------------------
Bonds..................................  $          24,107,254           1.7%
Common and Preferred Stocks............          1,394,869,541          96.7
Foreign Currency Put
  Option...............................              5,355,000           0.4
Rights.................................                129,395           0.0
Short-Term Investment..................             17,900,000           1.2
Warrants...............................              1,253,800           0.1
                                         ---------------------         -----
                                         $       1,443,614,990         100.1%
                                         ---------------------         -----
                                         ---------------------         -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995

ASSETS:
Investments in securities, at value
  (identified cost $1,393,749,078)..........................  $1,443,614,990
Cash (including $3,782,058 in foreign currency).............       5,437,937
Receivable for:
    Investments sold........................................       5,783,295
    Capital stock sold......................................       4,123,395
    Dividends...............................................       1,680,404
    Interest................................................         275,459
    Foreign withholding taxes reclaimed.....................           8,427
Deferred organizational expenses............................           2,336
Receivable from affiliate...................................          22,025
Prepaid expenses and other assets...........................          82,864
                                                              --------------

     TOTAL ASSETS...........................................   1,461,031,132
                                                              --------------

LIABILITIES:
Payable for:
    Investments purchased...................................      14,865,268
    Plan of distribution fee................................       1,291,894
    Investment management fee...............................       1,271,135
    Capital stock repurchased...............................       1,261,535
Accrued expenses and other payables.........................         792,489
Commitments (Note 8)
                                                              --------------

     TOTAL LIABILITIES......................................      19,482,321
                                                              --------------

NET ASSETS:
Paid-in-capital.............................................   1,388,669,791
Net unrealized appreciation.................................      49,847,869
Accumulated undistributed net investment income.............      14,407,774
Accumulated net realized loss...............................     (11,376,623)
                                                              --------------

     NET ASSETS.............................................  $1,441,548,811
                                                              --------------
                                                              --------------

NET ASSET VALUE PER SHARE,
  76,803,856 SHARES OUTSTANDING (200,000,000 SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                      $18.77
                                                              --------------
                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1995

NET INVESTMENT INCOME:

INCOME
Dividends (net of $2,650,313 foreign withholding tax).......  $  37,437,001
Interest (net of $3,428 foreign withholding tax)............      2,320,546
                                                              -------------

     TOTAL INCOME...........................................     39,757,547
                                                              -------------

EXPENSES
Plan of distribution fee....................................     14,219,513
Investment management fee...................................     14,008,538
Custodian fees..............................................      3,727,087
Transfer agent fees and expenses............................      2,408,141
Shareholder reports and notices.............................        201,068
Professional fees...........................................        115,887
Registration fees...........................................         33,729
Directors' fees and expenses................................         33,571
Organizational expenses.....................................         28,419
Other.......................................................         27,123
                                                              -------------

     TOTAL EXPENSES.........................................     34,803,076
                                                              -------------

     NET INVESTMENT INCOME..................................      4,954,471
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments.............................................      3,304,814
    Foreign exchange transactions...........................     17,008,480
                                                              -------------

     TOTAL GAIN.............................................     20,313,294
                                                              -------------
Net change in unrealized appreciation on:
    Investments.............................................   (162,180,329)
    Translation of forward foreign currency contracts, other
      assets and liabilities denominated in foreign
      currencies............................................        (36,056)
                                                              -------------

     TOTAL DEPRECIATION.....................................   (162,216,385)
                                                              -------------

     NET LOSS...............................................   (141,903,091)
                                                              -------------

NET DECREASE................................................  $(136,948,620)
                                                              -------------
                                                              -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 1995   OCTOBER 31, 1994
-------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)................................   $     4,954,471    $    (8,562,249)
Net realized gain...........................................        20,313,294         63,639,554
Net change in unrealized appreciation.......................      (162,216,385)        31,399,834
                                                              ----------------   ----------------

     NET INCREASE (DECREASE)................................      (136,948,620)        86,477,139

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................          (225,409)         --
Net realized gain...........................................       (70,810,154)       (13,872,858)
                                                              ----------------   ----------------

     TOTAL..................................................       (71,035,563)       (13,872,858)
                                                              ----------------   ----------------
Net increase from capital stock transactions................        78,945,257        803,593,702
                                                              ----------------   ----------------

     TOTAL INCREASE (DECREASE)..............................      (129,038,926)       876,197,983

NET ASSETS:
Beginning of period.........................................     1,570,587,737        694,389,754
                                                              ----------------   ----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME AND
    ACCUMULATED NET INVESTMENT LOSS OF $14,407,774 AND
    $21,875,178, RESPECTIVELY)..............................   $ 1,441,548,811    $ 1,570,587,737
                                                              ----------------   ----------------
                                                              ----------------   ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1995

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked price;
(3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1995, CONTINUED

C. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1995, CONTINUED

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Fund in the amount of approximately $142,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized by the Fund on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of average daily net assets not exceeding $1 billion and 0.95% to the portion of average daily net assets in excess of $1 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1995, CONTINUED

Under a Sub-Advisory Agreement between Morgan Grenfell Investment Services Limited (the "Sub-Advisor") and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1995, CONTINUED

The Distributor has informed the Fund that for the year ended October 31, 1995, it received approximately $4,235,000 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1995 aggregated $727,319,409 and $704,713,269, respectively.

For the year ended October 31, 1995, the Fund incurred $750,676 in brokerage commissions with affiliates of Morgan Grenfell for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 1995, the Fund had transfer agent fees and expenses payable of approximately $256,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors/Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1995 included in Directors' fees and expenses in the Statement of Operations amounted to $12,045. At October 31, 1995, the Fund had an accrued pension liability of $26,776 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                                 OCTOBER 31, 1995               OCTOBER 31, 1994
                                                           ----------------------------   ----------------------------
                                                             SHARES          AMOUNT         SHARES          AMOUNT
                                                           -----------   --------------   -----------   --------------
Sold.....................................................   26,287,993   $  491,348,677    54,026,401   $1,146,362,977
Reinvestment of distributions............................    3,643,200       67,435,626       577,238       12,878,176
                                                           -----------   --------------   -----------   --------------
                                                            29,931,193      558,784,303    54,603,639    1,159,241,153
Repurchased..............................................  (25,829,636)    (479,839,046)  (16,968,849)    (355,647,451)
                                                           -----------   --------------   -----------   --------------
Net increase.............................................    4,101,557   $   78,945,257    37,634,790   $  803,593,702
                                                           -----------   --------------   -----------   --------------
                                                           -----------   --------------   -----------   --------------

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1995, CONTINUED

6. FEDERAL INCOME TAX STATUS

At October 31, 1995, the Fund had a net capital loss carryover of approximately $3,193,000 which will be available through October 31, 2003 to offset future capital gains to the extent provided by regulations.

As of October 31, 1995, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency gains and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from permanent book/ tax differences for the year ended October 31, 1995, undistributed net investment income was credited and accumulated net realized loss was charged $31,553,890.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

At October 31, 1995, there were no outstanding forward contracts other than those used to facilitate settlement of foreign currency denominated portfolio transactions.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 1995, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

8. COMMITMENTS

As of October 31, 1995, the Fund had outstanding commitments resulting from the purchase of partially paid portfolio securities which are subject to installment payments as follows:

                                TOTAL
                             OUTSTANDING
          ISSUER             COMMITMENT                                  INSTALLMENT PAYMENT TERMS
---------------------------  ----------- ------------------------------------------------------------------------------------------
Peregrine Indonesia (Units)  $1,050,000  Balance payable in three equal installments on January 1, 1996, July 1, 1996 and January
                                         1, 1997.
Investment Co. of China      $  308,000  Balance payable in two equal installments upon notification by the issuer.

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                FOR THE PERIOD
                                                        FOR THE YEAR ENDED OCTOBER 31         NOVEMBER 30, 1990*
                                                    -------------------------------------          THROUGH
                                                     1995      1994      1993     1992**       OCTOBER 31, 1991
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..............  $ 21.60   $ 19.80   $ 12.69   $ 11.72           $  10.00
                                                    -------   -------   -------   -------             ------

Net investment income (loss)......................     0.08     (0.10)    (0.04)    (0.01)              0.06
Net realized and unrealized gain (loss)...........    (1.94)     2.22      7.15      1.14               1.69
                                                    -------   -------   -------   -------             ------

Total from investment operations..................    (1.86)     2.12      7.11      1.13               1.75
                                                    -------   -------   -------   -------             ------

Less dividends and distributions from:
   Net investment income..........................    --        --        --        (0.01)             (0.03)
   Net realized gain..............................    (0.97)    (0.32)    --        (0.15)            --
                                                    -------   -------   -------   -------             ------

Total dividends and distributions.................    (0.97)    (0.32)    --        (0.16)             (0.03)
                                                    -------   -------   -------   -------             ------

Net asset value, end of period....................  $ 18.77   $ 21.60   $ 19.80   $ 12.69           $  11.72
                                                    -------   -------   -------   -------             ------
                                                    -------   -------   -------   -------             ------

TOTAL INVESTMENT RETURN+..........................    (8.65)%   10.69%    56.13%     9.86%             17.54%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................     2.45%     2.41%     2.38%     2.77%              2.43%(2)(3)

Net investment income (loss)......................     0.35%    (0.70)%   (0.46)%   (0.30)%             0.61%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in millions............   $1,442    $1,571      $694      $177                $86

Portfolio turnover rate...........................       50%       35%       30%       73%                70%(1)

---------------------
 *   Commencement of operations.
** Net investment loss was computed based upon the monthly average shares outstanding.
 +   Does not reflect the deduction of sales charge.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all expenses that were assumed or waived by the Investment Manager, the above annualized expense and net investment income ratios would have been 2.83% and 0.22%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF DEAN WITTER PACIFIC GROWTH FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Pacific Growth Fund Inc. (the "Fund") at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period November 30, 1990 (commencement of operations) through October 31, 1991, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 22, 1995

--------------------------------------------------------------------------------
                      1995 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended October 31, 1995, the Fund paid to shareholders $0.80 per share from long-term capital gains.

                 (This page has been left blank intentionally.)

                         DEAN WITTER PACIFIC GROWTH FUND

[Photograph]

                                  ANNUAL REPORT
                                OCTOBER 31, 1995


BOARD OF DIRECTORS

Jack F. Bennett
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Sheldon Curtis
Vice President, Secretary and General Counsel
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1777 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR

Morgan Grenfell Investment Services Limited

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

DEAN WITTER PACIFIC GROWTH FUND
                                GROWTH OF $10,000
               DATE           TOTAL          MSCI WORLD INDEX
--------------------------------------------------------------------
--------------------------------------------------------------------
November 30, 1990             $10,000              $10,000
--------------------------------------------------------------------
October 31, 1991              $11,754              $11,561
--------------------------------------------------------------------
October 31, 1992              $12,913              $10,735
--------------------------------------------------------------------
October 31, 1993              $20,162              $13,392
--------------------------------------------------------------------
October 31, 1994              $22,317              $14,182
--------------------------------------------------------------------
October 31, 1995              $20,187 (3)          $15,264
--------------------------------------------------------------------
--------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                               1 YEAR        LIFE OF FUND
                         ------------------------------
                         ------------------------------
                             -8.56 (1)      15.59 (1)
                            -12.91 (2)      15.36 (2)
                         ------------------------------
                         ------------------------------

                          -----------------------------
                          -----------------------------
                                  Fund        MSCI (4)
                             ----        ----
                          -----------------------------
                          -----------------------------

Past performance is not predictive of future returns.

----------------------------------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, since inception - 2%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value after the deduction of a 2% CDSC, assuming a complete redemption on October 31, 1995.

(4) The Morgan Stanley Capital International World Index (MSCI) measures performance for a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand and the Far East. The index does not include any expenses, fees or charges or reinvestment of dividends.
     The Index is unmanaged and should not be considered an investment.